Taxes - Schedule of Components of Income Tax (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Components of Income Tax [Abstract]
Current	$ 1,280	$ 4,249
Deferred		(110)
Total	$ 1,280	$ 4,139